Auditor's remuneration (Details) - AUD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Auditor's remuneration
Audit fees	$ 31,571	$ 34,112
Audit-related fees	2,701	1,544
Total audit and audit-related fees	34,272	35,656
Tax fees		36
Other fees	282
Total audit and non-audit fees	34,554	35,692
PwC Australia
Auditor's remuneration
Audit fees	25,859	28,442
Audit-related fees	2,605	1,490
Tax fees		36
Overseas PwC network firms
Auditor's remuneration
Audit fees	5,712	5,670
Audit-related fees	96	54
Other fees	282
Non-consolidated entities
Auditor's remuneration
Fees received by auditor from various entities related to Westpac	8,700	9,300
Parent Entity
Auditor's remuneration
Audit fees	26,392	28,825
Audit-related fees	2,605	1,490
Total audit and audit-related fees	28,997	30,315
Tax fees		36
Total audit and non-audit fees	28,997	30,351
Parent Entity | PwC Australia
Auditor's remuneration
Audit fees	25,580	28,366
Audit-related fees	2,605	1,490
Tax fees		36
Parent Entity | Overseas PwC network firms
Auditor's remuneration
Audit fees	$ 812	$ 459